Share-Based Compensation (Details 2)	12 Months Ended
Dec. 31, 2017 shares
Share Based Compensation [Line Items]
Options outstanding	10,752,668
Weighted average remaining contractual term (years)	8 years 2 months 12 days
Options exercisable	3,219,782
Weighted average remaining contractual term (years)	5 years 9 months 18 days
0.001 - 1.35 [Member]
Share Based Compensation [Line Items]
Options outstanding	8,310,168
Weighted average remaining contractual term (years)	8 years 3 months 19 days
Options exercisable	1,452,782
Weighted average remaining contractual term (years)	4 years 3 months 19 days
1.35 - 1.8 [Member]
Share Based Compensation [Line Items]
Options outstanding	2,010,500
Weighted average remaining contractual term (years)	7 years 8 months 12 days
Options exercisable	1,335,000
Weighted average remaining contractual term (years)	6 years 8 months 12 days
1.8 - 2.1 [Member]
Share Based Compensation [Line Items]
Options outstanding	432,000
Weighted average remaining contractual term (years)	7 years 7 months 6 days
Options exercisable	432,000
Weighted average remaining contractual term (years)	7 years 7 months 6 days
Minimum [Member] | 0.001 - 1.35 [Member]
Share Based Compensation [Line Items]
Exercise price (Range)	0.001
Minimum [Member] | 1.35 - 1.8 [Member]
Share Based Compensation [Line Items]
Exercise price (Range)	1.35
Minimum [Member] | 1.8 - 2.1 [Member]
Share Based Compensation [Line Items]
Exercise price (Range)	1.8
Maximum [Member] | 0.001 - 1.35 [Member]
Share Based Compensation [Line Items]
Exercise price (Range)	1.35
Maximum [Member] | 1.35 - 1.8 [Member]
Share Based Compensation [Line Items]
Exercise price (Range)	1.8
Maximum [Member] | 1.8 - 2.1 [Member]
Share Based Compensation [Line Items]
Exercise price (Range)	2.1